Accrued liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued liabilities

16.Accrued liabilities

Accrued liabilities are as follows:

	December 31, 2015	December 31, 2014
Other tax payables	$7,961	$9,683
Accrued expense	13,521	430
Other payable	3,064	527
Other accrual and payables	2,195	648

Total accrued liabilities	$26,741	$11,288

Other tax payables primarily represents value added tax payables of $6,137 (2014: $9,235) related to the EPC service revenue.